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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant:Alternative Strategies Fund									Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	MONROE CAPITAL CORPORATION	MRCC	610335101	7/14/2016	Two Board Memebers, Sell common stock, related warrants, options or rights during the next 12 months at a price below then current nav per share.	MGMT	Y	FOR	FOR
2	ARES CAPITAL CORP	ARCC	04010L103	5/22/2017	Board of directors.	MGMT	Y	FOR ALL	FOR
3	ARLINGTON ASSET INV	AI	041356205	6/7/2017	Directors, to ratify the appointment of independent registered public accounting firm for the year, to approve executive compensation votes and frequency.	MGMT	Y	FOR	FOR
4	CORENERGY INFRASTRUCTURE	CORR	21870U502	5/17/2017	Board, Accountants	MGMT	Y	FOR	FOR
5	DYNEX CAPITAL, INC.	DX	26817Q506	5/16/2017	5 directors, to ratify the appointment of independent registered public accounting firm for the year, to approve, by a non-binding vote, our executive compensation. To transact such other business as may properly come before the annual meeting thereof.	MGMT	Y	FOR	FOR
6	ENERGY TRANSFER PARTNERS	ETP	29273R109	4/26/2017	Adopt agreement of planned merger - SXL, Advisory compensation.	MGMT	Y	FOR	FOR
7	EPR PROPERTIES	N/A	26884U109	5/31/2017	Board, Accountants	MGMT	Y	FOR	FOR
8	FS INVESTMENT CORPORATION	FSIC	302635107	6/14/2017	Elect four directors. Sell common stock during the next 12 months at a price below then nav.	MGMT	Y	FOR	FOR
9	GRAMERCY PROPERTY TRUST	GPT	385002308	6/15/2017	Elect 9 trustees, accountant, aother business.	MGMT	Y	FOR	FOR
10	GRIFFIN AMERICAN HEALTHCARE	GRIFHRIII	N/A	6/12/2017	Board Memebers, Accountant 3472324492521710	MGMT	Y	FOR	FOR
11	GRIFFIN CAP ESSENTIAL ASSET REIT II	N/A	39818P104	6/14/2017	Board, Accountants 5156406036948398	MGMT	Y	FOR	FOR
12	HMS INCOME FUND	HMSINCFD	N/A	9/14/2016	Elect five (5) directors who will each serve until the 2017 annual meeting of stockholders or until his or her earlier death, removal or resignation; ratify the appointment of our independent registered public accounting firm. 61024901846	MGMT	Y	FOR	FOR
13	HORIZON TECHNOLOGY FINANCE CORP	HRZN	44045A102	6/8/2017	i. Elect two Class I directors of the Company who will each serve until the 2020 annual meeting of stockholders or until his or her successor is duly elected and qualified; ii.Ratify the independent registered public accounting firm for the year ending December 31, 2017; and iii. Transact such other business.	MGMT	Y	FOR	FOR
14	INNOVATIVE INDUSTRIAL PROPERTIES	IIPR	IIPR	5/24/2017	Board, Accountants	MGMT	Y	FOR	FOR
15	INVESCO MORTGAGE CAP	IVR	46131B100	5/3/2017	1 elect 8 directors 2 Advisory vote on comp 3 frequency of advisory vote 4 Appoint pwc.	MGMT	Y	FOR	FOR
16	KAYNE ANDERSON ENERGY TOTAL RTN	KYE	48660P104	6/29/2017	Accountants	MGMT	Y	FOR	FOR
17	MAGELLAN MIDSTREAM PARTNERS,L.P.	MMP	559080106	4/20/2017	Class II and III directors, advisory on exec comp, future comp, CPA, Other business as appropriate.	MGMT	Y	FOR	FOR
18	MEDLEY MANAGEMENT	MDLY	58503T106	5/10/2017	Board, Accountants	MGMT	Y	FOR	FOR
19	MONROE CAPITAL CORPORATION	MRCC	610335101	6/21/2017	1) Class II directors. 2)Sell common stock, related warrants, options or rights during the next 12 months at a price below then current nav per share. 3) Other business as may properly come up.	MGMT	Y	FOR	FOR
20	NEW YORK MORTGAGE TRUST	NYMT	649604501	5/11/2017	Elect directors, advisory vote on exec comp, equity incentive, CPA	MGMT	Y	FOR	FOR
21	NORTHSTAR REAL ESTATE INCOME II	N/A	66705WA99	6/22/2017	Board, Accountants	MGMT	Y	FOR	FOR
22	ORCHID ISLAND CAPITAL INC	ORC	68571X103	6/13/2017	Six directors, each to hold office until the next annual meeting. To ratify the appointment of independent registered public accounting firm for the year. To approve, by a non-binding vote, our executive compensation. To transact such other business as may properly come before the annual meeting.	MGMT	Y	FOR	FOR
23	SOLAR CAPITAL	N/A	83413U100	5/17/2017	Board members. Authorize the Company to sell shares of its common stock at a price or prices below the Company's then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement pertaining thereto (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock immediately prior to each such offering).	MGMT	Y	FOR	FOR
24	SOLAR SENIOR CAPITAL LTD	SUNS	83416M105	5/17/2017	Elect two directors of the Company; and (ii) approve a proposal to authorize the Company to sell shares of its common stock at a price or prices below the Company's then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement pertaining thereto (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock immediately prior to each such offering).	MGMT	Y	FOR	FOR
25	SPIRIT REALTY CAP	N/A	84860W102	5/11/2017	Elect eight directors. Ratify CPA firm. Director compensation. Other business.	MGMT	Y	FOR	FOR
26	STEADFAST INCOME REIT	STEADINC	N/A	7/19/2016	Board, Accountants	MGMT	Y	FOR	FOR
27	STRATEGIC STORAGE	N/A	AS3430301	6/5/2017	To elect five directors, each for a term of one year; to ratify the appointment of CohnReznick LLP as our independent registered public accounting firm for the year ending December 31, 2017.	MGMT	Y	FOR ALL	FOR
28	TPG SPECIALTY LENDING INC	TSLX	87265K102	3/24/2017	Approve a proposal to authorize the Company to sell or otherwise issue shares of its common stock at a price below the Company's then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement pertaining thereto (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock immediately prior to each such offering).	MGMT	Y	FOR	FOR
29	TWO HARBORS	TWO	90187B101	5/17/2017	Elect directors, advisory vote on exec comp, frequency of votes, ratify accountant.	MGMT	Y	FOR	FOR
30	WALTON US LAND FUND III, LP	WUSLND3LP	N/A	5/18/2017	The offer to purchase the approximately 143.987 acre River Park Property in two separate closings. The total aggregate consideration offered for the River Park Property is $3,345,756, which equates to a price per acre of approximately $23,236.51. Of this amount, the purchase price for the Partnership’s indirect 95% interest in the River Park Property is $3,178,468.	MGMT	Y	FOR	FOR

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)* /s/ Kevin Wolf

                                     Kevin Wolf, President

Date 8/15/17

* Print the name and title of each signing officer under his or her signature.